Debt - Schedule of Bridge Notes and Related Party Notes (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
2022 Bridge Notes [Member]
Schedule of Bridge Notes and Related Party Notes [Line Items]
Maturity date of promissory notes	1
Interest rate	10.00%
Default interest rate	15.00%
Collateral	Unsecured	Unsecured
Conversion rate	3
Related Party Notes [Member]
Schedule of Bridge Notes and Related Party Notes [Line Items]
Maturity date of promissory notes	1
Interest rate	6.00%
Default interest rate	15.00%
Collateral	Unsecured	Unsecured
Conversion rate	3
2023 Bridge Notes [Member]
Schedule of Bridge Notes and Related Party Notes [Line Items]
Maturity date of promissory notes	2
Interest rate	10.00%
Default interest rate	15.00%
Collateral	Unsecured	Unsecured
Conversion rate	3